Income Taxes - Effective Income Tax Rate from Continuing Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
(Loss) income before taxes	$ 991,224	$ (96,795)	$ 3,479,476
Statutory income tax rate, amount	$ 247,805
Statutory income tax rate, percentage	25.00%
Income tax calculated at statutory rate
Foreign tax effect:
Statutory tax rate difference between Hong Kong and PRC, amount		1,082,355	487,611
Tax credit:
R&D additional deduction	$ (325,558)	(198,766)	(287,423)
R&D additional deduction	(32.80%)
Tax at concessionary rate	$ (8,820)
Tax at concessionary rate	(0.90%)
Non-taxable or non-deductible items
Tax effect of non-deductible expenditure, amount	$ 35,178	311,177	192,798
Tax effect of non-deductible expenditure, percentage	3.50%
Tax effect of non-taxable income	$ (30,265)	(1,122,273)	(1,564)
Tax effect of non-taxable income	(3.10%)
Change in deferred income tax allowance, amount	$ 195,245	117,607	120,664
Change in deferred income tax allowance, percentage	19.70%
PRC dividend withholding tax, amount	$ 49,263	339,590	121,113
PRC dividend withholding tax, percentage	5.00%
Deferred income tax recovery, amount	$ 145,937	(265,469)	(186,300)
Under provision in previous years	$ 157,841
Under provision in previous years	15.90%
Others, amount	$ (21,710)
Others, percentage	(2.20%)
Income tax expenses	$ 434,395	$ 264,221	$ 446,899
Income tax expenses	43.80%
Hong Kong and the PRC [Member]
Foreign tax effect:
Statutory tax rate difference between Hong Kong and PRC, amount	$ (30,855)
Statutory tax rate difference between Hong Kong and PRC, percentage	(3.10%)
Cayman and the PRC [Member]
Foreign tax effect:
Statutory tax rate difference between Hong Kong and PRC, amount	$ 162,668
Statutory tax rate difference between Hong Kong and PRC, percentage	16.40%
BVI and the PRC [Member]
Foreign tax effect:
Statutory tax rate difference between Hong Kong and PRC, amount	$ 3,603
Statutory tax rate difference between Hong Kong and PRC, percentage	0.40%